Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance Disclosure
Pay Versus Performance Table
As required by applicable SEC rules, we are providing the following information about the relationship between the “compensation actually paid” to certain individuals and certain of our financial performance measures. For further information concerning our pay-for-performance
philosophy and how we align NEO compensation with our performance, refer to the Compensation Discussion and Analysis above.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) (In millions)	Adjusted EBITDA (8) (In millions)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
2022	$5,770,002	$2,902,239	$1,404,909	$903,710	$74.33	$136.42	$ 63.2	$228.1
2021	5,196,873	3,801,572	1,362,868	982,151	81.89	145.27	84.9	223.5
2020	4,126,547	2,936,710	1,191,596	971,101	81.53	122.68	121.0	211.5

(1)
The amounts shown in this column represent the amount of total compensation reported for Leroy M. Ball, our President and Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table above.

(2)
The amounts shown in this column represent the amount of “compensation actually paid” to Mr. Ball, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ball during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Ball’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO (a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards (c)	Compensation Actually Paid to PEO
2022	$5,770,002	$3,745,653	$ 877,890	$2,902,239
2021	5,196,873	3,099,995	1,704,694	3,801,572
2020	4,126,547	2,060,259	870,422	2,936,710

(a)	This column represents the amount of total compensation reported for Mr. Ball for each corresponding year in the “Total” column of the Summary Compensation Table above.

(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above for the applicable year.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Ball to arrive at “compensation actually paid” to Mr. Ball for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumptions used to calculate fair values for stock options granted during 2016 to 2022 at various dates required to calculate “compensation actually paid” ranged as follows:

Grant Year	2022	2021	2020	2019	2018	2017	2016
Volatility	53.0% - 59.0%	53.7% - 62.8%	54.9 - 76.7%	40.3% - 70.0%	41.3% - 58.5%	41.3% - 58.5%	43.5% - 43.7%
Expected life (in years)	4.93 - 7.57	3.93 - 7.21	0.00 - 6.75	1.99 - 6.46	4.48 - 6.35	4.58 - 6.00	0.98 - 3.17
Expected dividend yield	0.08%	0.00% - 0.08%	0.00% - 0.08%	0.00% - 0.08%	0.00% - 0.08%	0.00%	0.00%
Risk-free rate	3.94% - 4.00%	1.12% - 4.03%	0.13% - 4.19%	0.23% - 4.05%	0.37% - 1.78%	0.36% - 1.72%	0.85% - 1.59%

The amounts added or subtracted to determine the adjusted amount are
as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Value of Equity Awards
2022	$2,339,493	$(949,827)	$(388,914)	$(122,862)	$877,890
2021	2,825,381	(1,255,454)	134,767	—	1,704,694
2020	3,930,775	(1,003,142)	(1,163,408)	(893,803)	870,422

(3)
The amounts shown in this column represent the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table above for the applicable year. The names of each of the NEOs (excluding Mr. Ball) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jimmi Sue Smith, James A. Sullivan, Stephanie L. Apostolou and Leslie S. Hyde; (ii) for 2021, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde and Stephanie L. Apostolou; and (iii) for 2020, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde, Stephanie L. Apostolou, Steven R. Lacy and Douglas J. Fenwick.

(4)
The amounts shown in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Ball), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Ball) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Ball) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Footnote 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Reported Summary Compensation Table Value of Non-PEO NEO Accumulated Pension Benefit (c)	Average Non-PEO NEO Adjusted Value of Equity Awards (d)	Average Compensation Actually Paid to Non- PEO NEOs
2022	$1,404,909	$700,122	$ —	$198,923	$903,710
2021	1,362,868	635,750	—	255,033	982,151
2020	1,191,596	436,682	6,591	222,778	971,101

(a)	This column represents the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Total” column of the Summary Compensation Table above in each applicable year.

(b)
This column represents the average of the total amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above in each applicable year.

(c)
This column represents the average of the change in pension value amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table above in each applicable year.

(d)
This column represents an adjustment to the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Footnote 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Ball) to arrive at “compensation actually paid” to each NEO (excluding Mr. Ball) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Ball) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Average Value of Equity Awards
2022	$439,530	$(172,654)	$ —	$(44,192)	$(23,761)	$198,923
2021	464,793	(242,260)	132,024	22,112	(121,636)	255,033
2020	698,499	(159,014)	148,753	(219,104)	(246,356)	222,778

2022 PAY VERSUS PERFORMANCE DISCLOSURE

(5)
The amounts shown in this column represent our cumulative total shareholder return (TSR). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
The amounts shown in this column represent cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Footnote 5 above. The peer group used for this purpose is the following published industry index: S&P SmallCap 600 Materials.

(7)	The amounts shown in this column represent the amount of net income reflected in our audited financial statements for the applicable year.

(8)
The amounts shown in this column represent the amount of our adjusted EBITDA as calculated for performance measurement under our annual incentive plan for the applicable year. Adjusted EBITDA, as measured under the annual incentive plan, is defined as earnings before interest, taxes, depreciation and amortization, as adjusted by our management development and compensation committee in its discretion to account for certain items, as set forth on Appendix A hereto.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The amounts shown in this column represent the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table above for the applicable year. The names of each of the NEOs (excluding Mr. Ball) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jimmi Sue Smith, James A. Sullivan, Stephanie L. Apostolou and Leslie S. Hyde; (ii) for 2021, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde and Stephanie L. Apostolou; and (iii) for 2020, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde, Stephanie L. Apostolou, Steven R. Lacy and Douglas J. Fenwick.

Peer Group Issuers, Footnote [Text Block]
(6)
The amounts shown in this column represent cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Footnote 5 above. The peer group used for this purpose is the following published industry index: S&P SmallCap 600 Materials.

PEO Total Compensation Amount	$ 5,770,002	$ 5,196,873	$ 4,126,547
PEO Actually Paid Compensation Amount	$ 2,902,239	3,801,572	2,936,710
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown in this column represent the amount of “compensation actually paid” to Mr. Ball, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ball during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Ball’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO (a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards (c)	Compensation Actually Paid to PEO
2022	$5,770,002	$3,745,653	$ 877,890	$2,902,239
2021	5,196,873	3,099,995	1,704,694	3,801,572
2020	4,126,547	2,060,259	870,422	2,936,710

(a)	This column represents the amount of total compensation reported for Mr. Ball for each corresponding year in the “Total” column of the Summary Compensation Table above.

(b)	This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above for the applicable year.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Ball to arrive at “compensation actually paid” to Mr. Ball for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumptions used to calculate fair values for stock options granted during 2016 to 2022 at various dates required to calculate “compensation actually paid” ranged as follows:

Grant Year	2022	2021	2020	2019	2018	2017	2016
Volatility	53.0% - 59.0%	53.7% - 62.8%	54.9 - 76.7%	40.3% - 70.0%	41.3% - 58.5%	41.3% - 58.5%	43.5% - 43.7%
Expected life (in years)	4.93 - 7.57	3.93 - 7.21	0.00 - 6.75	1.99 - 6.46	4.48 - 6.35	4.58 - 6.00	0.98 - 3.17
Expected dividend yield	0.08%	0.00% - 0.08%	0.00% - 0.08%	0.00% - 0.08%	0.00% - 0.08%	0.00%	0.00%
Risk-free rate	3.94% - 4.00%	1.12% - 4.03%	0.13% - 4.19%	0.23% - 4.05%	0.37% - 1.78%	0.36% - 1.72%	0.85% - 1.59%

The amounts added or subtracted to determine the adjusted amount are
as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Value of Equity Awards
2022	$2,339,493	$(949,827)	$(388,914)	$(122,862)	$877,890
2021	2,825,381	(1,255,454)	134,767	—	1,704,694
2020	3,930,775	(1,003,142)	(1,163,408)	(893,803)	870,422

Non-PEO NEO Average Total Compensation Amount	$ 1,404,909	1,362,868	1,191,596
Non-PEO NEO Average Compensation Actually Paid Amount	$ 903,710	982,151	971,101
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts shown in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Ball), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Ball) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Ball) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Footnote 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Reported Summary Compensation Table Value of Non-PEO NEO Accumulated Pension Benefit (c)	Average Non-PEO NEO Adjusted Value of Equity Awards (d)	Average Compensation Actually Paid to Non- PEO NEOs
2022	$1,404,909	$700,122	$ —	$198,923	$903,710
2021	1,362,868	635,750	—	255,033	982,151
2020	1,191,596	436,682	6,591	222,778	971,101

(a)	This column represents the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Total” column of the Summary Compensation Table above in each applicable year.

(b)
This column represents the average of the total amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table above in each applicable year.

(c)
This column represents the average of the change in pension value amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table above in each applicable year.

(d)
This column represents an adjustment to the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Footnote 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Ball) to arrive at “compensation actually paid” to each NEO (excluding Mr. Ball) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Ball) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Average Value of Equity Awards
2022	$439,530	$(172,654)	$ —	$(44,192)	$(23,761)	$198,923
2021	464,793	(242,260)	132,024	22,112	(121,636)	255,033
2020	698,499	(159,014)	148,753	(219,104)	(246,356)	222,778

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Company and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Company and Peer Group TSR
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section above, our executive compensation program reflects a pay-for-performance
philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures that we used to link 2022 executive compensation actually paid to our NEOs to our performance are as follows:

Most Important Financial Performance Measures	Adjusted EBITDA
Total Shareholder Return

Total Shareholder Return Amount	$ 74.33	81.89	81.53
Peer Group Total Shareholder Return Amount	136.42	145.27	122.68
Net Income (Loss)	$ 63,200,000	$ 84,900,000	$ 121,000,000
Company Selected Measure Amount	228.1	223.5	211.5
PEO Name	Leroy M. Ball
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Reported Summary Compensation Table Value of PEO Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,745,653	$ 3,099,995	$ 2,060,259
PEO [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	877,890	1,704,694	870,422
Year End Fair Value of Equity Awards Granted in the Year	2,339,493	2,825,381	3,930,775
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	(949,827)	(1,255,454)	(1,003,142)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(388,914)	134,767	(1,163,408)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(122,862)	0	(893,803)
Non-PEO NEO [Member] | Average Reported Summary Compensation Table Value of NonPEO NEO Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	700,122	635,750	436,682
Non-PEO NEO [Member] | Average Reported Summary Compensation Table Value of NonPEO NEO Accumulated Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	6,591
Non-PEO NEO [Member] | Average NonPEO NEO Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	198,923	255,033	222,778
Average Year End Fair Value of Equity Awards Granted in the Year	439,530	464,793	698,499
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	(172,654)	(242,260)	(159,014)
Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	0	132,024	148,753
Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(44,192)	22,112	(219,104)
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$ (23,761)	$ (121,636)	$ (246,356)